STOCK-BASED COMPENSATION - Summary Of Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - Restricted Stock Units (RSUs) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Number of awards outstanding (in thousands)
Unvested RSUs at beginning of period (in shares)	5,515	0
RSUs granted (in shares)	4,230	5,789
RSUs vested (in shares)	(395)	(52)
RSUs forfeited and canceled (in shares)	(123)	(222)
Unvested RSUs at end of period (in shares)	9,227	5,515
Weighted-average grant date fair value (per share)
Unvested RSUs at beginning of period (in dollars per share)	$ 6.69	$ 0
RSUs granted (in dollars per share)	1.72	6.24
RSUs vested (in dollars per share)	6.78	6.88
RSUs forfeited and canceled (in dollars per share)	6.97	6.97
Unvested RSUs at end of period (in dollars per share)	$ 5.54	$ 6.69
Aggregate intrinsic value (in thousands)
Unvested RSUs at beginning of period	$ 34,191	$ 0
RSUs granted	7,297	36,101
RSUs vested	(2,680)	(362)
RSUs forfeited and canceled	(859)	(1,548)
Unvested RSUs at end of period	$ 37,949	$ 34,191